Introduction and overview of Group's risk management - Internal credit rating (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) customer	Dec. 31, 2024 USD ($) customer	Dec. 31, 2023 customer
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables and accrued revenue	$ 147.0	$ 220.9
Number of customers | customer	2	2	2
Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables and accrued revenue	$ 39.5
Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables and accrued revenue	$ 124.5	$ 193.8
Internal Credit Grades, First tier [Member] | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue percentage	80.00%
Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables and accrued revenue	$ 22.5	27.1
Internal Credit Grades, Second tier [Member] | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue percentage	20.00%
Cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accrued Revenue	$ 68.6	135.6
Trade receivables and accrued revenue	164.8	237.2
Cost | Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accrued Revenue	67.7	134.2
Trade receivables and accrued revenue	132.5	198.7
Cost | Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accrued Revenue	0.9	1.4
Trade receivables and accrued revenue	32.3	38.5
Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables and accrued revenue	(17.8)	(16.3)
Accumulated impairment | Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables and accrued revenue	(8.0)	(4.9)
Accumulated impairment | Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables and accrued revenue	(9.8)	(11.4)
Not due | Cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	34.8	24.2
Not due | Cost | Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	33.2	22.6
Not due | Cost | Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	1.6	1.6
030 days | Cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	20.1	27.4
030 days | Cost | Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	16.9	18.8
030 days | Cost | Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	3.2	8.6
3160 days | Cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	9.3	9.0
3160 days | Cost | Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	7.3	7.6
3160 days | Cost | Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	2.0	1.4
6190 days | Cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	2.9	6.4
6190 days | Cost | Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	0.3	4.4
6190 days | Cost | Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	2.6	2.0
Over 90 days | Cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	29.1	34.6
Over 90 days | Cost | Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	7.1	11.1
Over 90 days | Cost | Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	$ 22.0	$ 23.5